Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income for the year	$ 15,504	$ 42,709
Items that may subsequently be reclassified to net income:
Currency translation differences	(3)	(65)
Items that will not subsequently be reclassified to net income:
Gain (loss) on FVTOCI investments and other	5,243	(8,520)
Tax (expense) recovery on FVTOCI investments	(285)	1,091
Total other comprehensive income (loss) for the year	4,955	(7,494)
Total comprehensive income for the year	$ 20,459	$ 35,215